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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, STATED.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2006
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Check here if an Amendment / /;  Amendment Number:
                                                  --------------
          This Amendment (check only one): / / is a restatement.
                                           / / adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Mallette Capital Master Fund Ltd.
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Address:  c/o Mallette Capital Management Inc.
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          800 Third Avenue, 9th Floor
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          New York, New York 10022
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Form 13F File Number:  028-11781
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:      Quinterol J. Mallette, M.D.
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Title:     Director
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Phone:     212-300-2259
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Signature, Place, and Date of Signing:

/s/ Quinterol J. Mallette, M.D.        New York, NY       February 14, 2007
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            [Signature]             [City, State]           [Date]

REPORT TYPE:

/ / 13F HOLDINGS REPORT
/X/ 13F NOTICE
/ / 13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:


    No.       Form 13F File Number         Name

     1        028-11779                    Mallette Capital Management Inc.
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    [Repeat as necessary.]